Segment and Geographic Reporting Schedule of Geographic Information (Tables)	12 Months Ended
Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following table presents our segments' geographic net sales from external customers, other revenues from operations and property, plant and equipment, net for the periods indicated:

	Net Sales			Other Revenues From Operations			Property, Plant and Equipment, Net
	Year Ended December 31,			Year Ended December 31,			December 31,
	2011	2010	2009	2011	2010	2009	2011	2010
	(in millions)
United States	$4,453	$3,850	$3,325	$759	$221	$136	$1,997	$1,992
Germany	1,302	1,068	893	—	—	—	388	384
Other	3,373	2,986	2,542	11	6	3	1,120	1,079
	$9,128	$7,904	$6,760	$770	$227	$139	$3,505	$3,455